ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
Roto Sports
On January 1, 2022, the Company acquired 100% of the issued and outstanding equity interests of Roto Sports, Inc. ("Roto Sports"), the operator of RotoWire.com, for consideration of (i) $14,700 in cash, of which $13,500 was transferred to the selling shareholders and $1,200 was transferred to third parties to settle sellers' expenses on behalf of the selling shareholders, (ii) 451,264 unregistered ordinary shares, (iii) $2,500 due on the first anniversary of the closing date of the acquisition, and (iv) $5,300 due on the second anniversary of the closing date of the acquisition. The Company has the option, but not the obligation, to pay up to 50% of each of the deferred payments in unregistered ordinary shares.
The principal reason for this acquisition was to accelerate the U.S expansion.
During the year ended December 31, 2022, the Company's net cash outflow related to the Roto Sports transaction amounted to $12,701 (net of cash acquired).
The Group incurred acquisition-related costs of $531 on legal and consulting fees. These costs were primarily expensed in 2021.
Subsequent to the acquisition, the legal entity that was acquired was merged into a newly formed subsidiary of the Group and certain acquired assets and/or liabilities were transferred to other Group subsidiaries. Since the acquisition date, revenue associated with the acquired assets amounted to $7,418. The Company cannot break out expenses incurred since the acquisition date.
Under the purchase price allocation, the Company recognized goodwill of $10,776, which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The main factors leading to goodwill recognition was a SEO synergy for performance marketing cash generating unit. The goodwill is not expected to be deductible for tax purposes. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 1, 2022 as calculated by a third-party valuation firm.
During the year ended December 31, 2022, unwinding costs of deferred consideration payable for Roto Sports amounted to $325, and resulted in total deferred consideration balance of $7,574 as of December 31, 2022, out of which $4,774 was the non-current portion and $2,800 was the current portion of the deferred consideration balances, respectively. The Group expects to incur financial expenses related to unwinding of the deferred consideration until December 2023.
Subsequently to the reporting date, on the first anniversary of the acquisition the Group settled consideration of $2,500 in cash to shareholders of Roto Sports (Note 25).
The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of Roto Sports resulting in goodwill:

Purchase price consideration:
Cash paid	14,700
Common shares issued, at fair value	4,600
Deferred consideration, at fair value	7,250
Total acquisition consideration	26,550
Assets acquired:
Cash and cash equivalents	1,999
Accounts receivable	760
Prepaid expenses and other current assets	292
Performance marketing, domain names and related websites	2,300
Fantasy sports, domain names and related websites	8,100
Customer base	3,200
Content asset	5,400
Right of use asset	617
Other assets	7
Total assets acquired	22,675
Liabilities assumed:
Accounts payable	(16)
Deferred income	(1,120)
Lease liability	(617)
Deferred tax	(4,008)
Other current liabilities	(1,140)
Total liabilities assumed	(6,901)
Total net assets	15,774
Goodwill	10,776
Total acquisition consideration	26,550
Accounts receivable comprise gross contractual amounts due of $1,066, of which $306 was expected to be uncollectible at the date of acquisition.
BonusFinder
On January 31, 2022, the Company acquired 100% of the issued and outstanding equity interests of NDC Media Limited ("NDC Media"), the operator of BonusFinder.com ("BonusFinder"), for consideration of (i) EUR10,000 ($11,168) in cash, (ii) 269,294 unregistered ordinary shares, (iii) an additional cash payable EUR 3,832 ($4,279), (iv) an earnout payment up to a maximum of EUR19,000 ($21,850) to be paid in April 2023 based on financial performance during 2022, and (v) a second earnout payment up to a maximum of EUR28,500 ($32,800) to be paid in April 2024 based on certain financial conditions (such as revenue growth and contribution thresholds) being met during 2023. The Company has the option to pay up to 50% of each of the earnout payments in unregistered ordinary shares.
The principal reason for this acquisition was to support the growth strategy of the Group in North America.
During the year ended December 31, 2022, the Group made a provisional payment of the adjustments for cash, working capital and indebtedness to the shareholders of BonusFinder of $4,116. As of December 31, 2022, the outstanding balance of cash payable amounted to $226.
During the year ended December 31, 2022, the Company's net cash outflow related to the BonusFinder acquisition amounted to $10,710 (net of cash acquired).
In connection with the acquisition of BonusFinder, certain intangible assets that were purchased as part of the acquisition were transferred immediately post acquisition to another Group subsidiary in accordance with the Group’s intellectual property operational policy allowing the Group to access the deductibility of the assets from tax perspective. The Group considered if a deferred tax liability should be recognized in relation to the transferred assets at the date of acquisition (reflecting to the fact that the assets had no tax base prior to transfer) which would then have been released to the income statement immediately on the completion of the transfer; this would also have increased goodwill arising on the acquisition by the same amount. It was concluded that the transfer of assets formed an integral part of the business combination and there were no significant steps outside of the Group’s control which would affect the ability of the group to access certain tax attributes in respect of the assets, and, accordingly, no deferred tax liability (and associated goodwill) was recognised as there was no difference between the tax and accounting bases following the asset transfer.
During the year ended December 31, 2022, the Group incurred acquisition-related costs of $299 on legal and consulting fees and formed a part of general and administrative costs.
Since the acquisition date, revenue associated with the acquired assets amounted to $10,400. If the acquisition had occurred on January 1, 2022, management estimates that consolidated revenue would have been $11,150. The Company cannot break out expenses incurred since the acquisition date.
Under the purchase price allocation, the Company did not recognize goodwill, which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 31, 2022 as calculated by a third-party valuation firm.
The fair value of the BonusFinder contingent consideration was computed based on revenue growth expectation and forecasted contribution margins, and utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 64-100%, (ii) discount rates ranging from 7.44-7.45%, (iii) inflation rates ranging from 2.16-2.23%, and (iv) volatility of 36.5% as applied to forecasted performance conditions. At the end of each reporting period, the Company will remeasure the fair value of the BonusFinder contingent consideration. During the year ended December 31, 2022, fair value movements on contingent consideration for BonusFinder amounted to EUR10,343 ($10,852), and resulted in total contingent consideration balance of EUR28,614 ($30,675) as of December 31, 2022, out of which EUR10,538 ($11,297) was the non-current portion and EUR18,076 ($19,378) was the current portion of the contingent consideration balances, respectively. The Group expects to incur gains or losses related to change in the fair value of the contingent consideration until December 2023.
Sensitivity analysis
Reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects on the fair value of contingent consideration:

	Profit or loss
Contingent consideration	Increase	Decrease
December 31, 2022
Expected cash flows (10% movement)	(2,099)	2,099
Discount rate (10% movement)	—	—
Volatility (10% movement)	100	(100)
The table below outlines the allocation of the purchase price for acquired identifiable assets and liabilities for BonusFinder. Since fair values of assets and liabilities identified were equal to the acquisition consideration agreed, no goodwill was recognised in BonusFinders acquisition as disclosed below :

Purchase price consideration:
Cash paid	11,168
Cash payable	4,279
Common shares issued, at fair value	2,792
Contingent consideration, at fair value	20,437
Total acquisition consideration	38,676
Assets acquired:
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Performance marketing, domain names and related websites	32,051
Customer base	938
Content asset	352
Software	134
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Liabilities assumed:
Accounts payable	(234)
Corporate tax payable	(460)
Lease liability	(126)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	—
Total acquisition consideration	38,676
Accounts receivable comprise gross contractual amounts due of $1,610, of which $326 was expected to be uncollectible at the date of acquisition.